Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Property, Plant and Equipment
January 1, 2019	$ 5,899
Change from financing cash flows:
Payment of lease liabilities	(1,957)
Total Change from financing cash flows	1,957
Other Changes:
New lease	246
Interest expense	112
Interest paid	(112)
Effect of exchange rate changes	32
Total liability-related other changes	278
December 31, 2019	$ 4,220